Stock Award Plans - Other Stock Option Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation cost for stock options	$ 89	$ 232	$ 324
Weighted average grant date fair value (USD per share)	$ 2.73	$ 2.96	$ 2.95
Total intrinsic value of options exercised	$ 1,651	$ 831	$ 1,136
Grant date FV of options exercised	1,422	368	1,962
Cash received from option exercises	9,283	2,069	10,142
Tax benefit realized for option exercises	$ 0	$ 0	$ 159